Trading securities and financial assets designated at fair value	12 Months Ended
Sep. 30, 2018
Trading securities and financial assets designated at fair value
Trading securities and financial assets designated at fair value

Note 11. Trading securities and financial assets designated at fair value

Accounting policy

Trading securities

Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risk and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in other assets (Note 27) or as a borrowing in other liabilities (Note 29) respectively.

Gains and losses on trading securities are recognised in the income statement. Interest received from government and other debt securities is recognised in net interest income (Note 3) and dividends on equity securities are recognised in non-interest income (Note 4).

Securities purchased under agreements to resell (‘reverse repos’)

Securities purchased under agreements to resell are not recognised on the balance sheet as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as an asset. Reverse repos which are part of a trading portfolio are designated at fair value. Gains and losses on these financial assets are recognised in non-interest income.  Interest received under these agreements is recognised in interest income.

Other financial assets designated at fair value

Other financial assets designated at fair value either: contain an embedded derivative; are managed on a fair value basis, or are held at fair value to reduce or eliminate an accounting mismatch. Gains and losses on these financial assets are recognised as non-interest income. Interest received from these other financial assets is recognised in interest income.

A portfolio of fixed rate bills designated at fair value to reduce an accounting mismatch have, due to their nature, been presented in loans (Note 13).

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Trading securities	17,779	15,860	15,288	16,673	14,151
Securities purchased under agreement to resell	1,379	6,887	3,260	1,379	6,887
Other financial assets designated at fair value	2,976	2,577	2,620	2,365	1,908

Total trading securities and financial assets designated at fair value	22,134	25,324	21,168	20,417	22,946

Trading securities include the following:
	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017

Government and semi-government securities	13,062	11,339	9,267	12,253	10,452
Other debt securities	4,622	4,453	5,960	4,325	3,631
Equity securities	8	11	7	8	11
Other	87	57	54	87	57

Total trading securities	17,779	15,860	15,288	16,673	14,151

Other financial assets designated at fair value include:
	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017

Other debt securities	2,715	2,259	2,319	2,302	1,848
Equity securities	261	318	301	63	60

Total other financial assets designated at fair value	2,976	2,577	2,620	2,365	1,908